THE USA PLAN

AN INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company of New York
and its
Reliastar Life Insurance Company of New York Variable Annuity Funds M, P, Q

Supplement Dated August 22, 2008

This supplement updates and amends certain information contained in your prospectus dated May 1, 2001. Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

IMPORTANT INFORMATION REGARDING THE ING VP HIGH YIELD BOND PORTFOLIO

On April 28, 2008, the ING VP High Yield Bond Portfolio was closed to new investors and to new investments by existing investors. Effective September 8, 2008, the ING VP High Yield Bond Portfolio will merge into and become part of the ING Pioneer High Yield Portfolio. Because of this merger your investment in the ING VP High Yield Bond Portfolio will automatically become an investment in the ING Pioneer High Yield Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the Sub-Account corresponding to the ING VP High Yield Bond Portfolio will be automatically allocated to the ING Pioneer High Yield Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5033, Minot, ND 58702-5033, 1-877-886-5050. Because of this merger, effective September 8, 2008, the ING Pioneer High Yield Portfolio (Class I) will be added to your contract as an available investment option.

You will not incur any fees or charges or any tax liability because of this merger, and your Contract Value immediately before the merger will equal your Contract Value immediately after the merger.

There will be no further disclosure regarding the ING VP High Yield Bond Portfolio in future supplements to the prospectus.

INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE CONTRACT

Effective September 8, 2008, Sub-Accounts which invest in the following Funds are available through the Contract:

  AllianceBernstein Money Market Portfolio (Class A)
  Fidelity ® VIP Contrafund Portfolio (Initial Class)
  Fidelity ® VIP Equity-Income Portfolio (Initial Class)
  Fidelity ® VIP Index 500 Portfolio (Initial Class)
  Fidelity ® VIP Investment Grade Bond Portfolio (Initial Class)
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Franklin Income Portfolio (Class I)
  ING JPMorgan Value Opportunities Portfolio (Class I)
  ING PIMCO High Yield Portfolio (Class S)
  ING Van Kampen Capital Growth Portfolio (Class I)
  ING Oppenheimer Global Portfolio (Class I)
  ING Oppenheimer Strategic Income Portfolio (Class I)
  ING Pioneer High Yield Portfolio (Class I)
  ING VP Balanced Portfolio (Class I)
  ING VP Intermediate Bond Portfolio (Class I)
  ING VP Money Market Portfolio (Class I)
  ING VP International Value Portfolio (Class I)
  ING VP MidCap Opportunities Portfolio (Class I)
  ING VP SmallCap Opportunities Portfolio (Class I)
  Oppenheimer Capital Appreciation Fund/VA
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Fund Investment Advisers and Investment Objectives. The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the Funds available through the Contract. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

AllianceBernstein Money Market	Investment Adviser:	Seeks maximum current income to the
Portfolio (Class A)	AllianceBernstein L.P.	extent consistent with safety of
principal and liquidity.

Fidelity ® VIP Contrafund ®	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Research &
Analysis Company; Fidelity
Management & Research (U.K.) Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity ® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Research &	the securities comprising the Standard
	Analysis Company; Fidelity	& Poor's 500SM Index (S&P 500® ).
Management & Research (U.K), Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity ® VIP Index 500 Portfolio	Investment Adviser:	Seeks investment results that
(Initial Class)	Fidelity Management & Research	correspond to the total return of
	Company	common stocks publicly traded in the
	Subadvisers:	United States, as represented by the
	Geode Capital Management, LLC	S&P 500® .
(GeodeSM ); FMR Co., Inc.

150732	Page 2 of 4	September 2008

Investment Adviser/
Fund Name	Subadviser	Investment Objective

Fidelity ® VIP Investment Grade	Investment Adviser:	Seeks as high a level of current
Bond Portfolio (Initial Class)	Fidelity Management & Research	income as is consistent with the
	Company	preservation of capital.
Subadvisers:
Fidelity Investments Money
Management, Inc.; Fidelity Research
& Analysis Company; Fidelity
International Investment Advisors;
Fidelity International Investment
Advisors (U.K.) Limited

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research Co.

ING Franklin Income Portfolio	Investment Adviser:	Seeks to maximize income while
	Directed Services LLC	maintaining prospects for capital
	Subadviser:	appreciation.
Franklin Advisers, Inc.

ING JPMorgan Value	Investment Adviser:	Seeks long-term capital appreciation.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
J. P. Morgan Investment Management
Inc.

ING PIMCO High Yield Portfolio	Investment Adviser:	Seeks maximum total return,
Class S)	Directed Services LLC	consistent with preservation of capital
	Subadviser:	and prudent investment management.
Pacific Investment Management
Company LLC

ING Van Kampen Capital Growth	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van
Kampen)

ING Oppenheimer Global Portfolio	Investment Adviser:	Seeks capital appreciation.
(Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.

ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation
Pioneer Investment Management, Inc.

150732	Page 3 of 4	September 2008

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING VP Balanced Portfolio	Investment Adviser:	Seeks to maximize investment return,
(Class I)	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those
sectors or mix thereof offers the best
investment prospects.

ING VP Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk,
	Subadviser:	through investment in a diversified
	ING Investment Management Co.	portfolio consisting primarily of debt
securities.

ING VP Money Market Portfolio	Investment Adviser:	Seeks to provide high current return,
(Class I)	ING Investments, LLC	consistent with preservation of capital
	Subadviser:	and liquidity, through investment in
	ING Investment Management Co.	high-quality money market
investments. There is no guarantee
that the ING VP Money Market
Subaccount will have a positive or
level return.

ING VP International Value	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

ING VP MidCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

ING VP SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

Oppenheimer Capital Appreciation	Investment Adviser:	Seeks capital appreciation.
Fund/VA	Oppenheimer Funds, Inc.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Policy, including information about the risks associated with investing in these Funds, can be found in the current prospectus and Statement of Additional Information for that Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5011 Minot, ND 58702-5011 1-877-886-5050

150732	Page 4 of 4	September 2008